MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES

NOTE 3:-MARKETABLE SECURITIES

The following tables summarize the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities as of December 31, 2020 and 2021:

	December 31, 2020
	Amortized cost	Gross unrealized losses	Gross unrealized gains	Fair value

Corporate debentures	$354,775	$(115)	$3,004	$357,664
Government debentures	41,185	(17)	214	41,382

Total	$395,960	$(132)	$3,218	$399,046

	December 31, 2021
	Amortized cost	Gross unrealized losses*)	Gross unrealized gains	Fair value

Corporate debentures	$453,927	$(1,493)	$881	$453,315
Government debentures	47,450	(254)	84	47,280

Total	$501,377	$(1,747)	$965	$500,595

*) Out of the total unrealized losses, an amount of $16 has been in a continuous unrealized loss position for twelve months or longer.

The following table summarizes the amortized cost and fair value of available-for-sale marketable securities as of December 31, 2020 and 2021, by contractual years-to maturity:

	December 31,
	2020		2021
	Amortized cost	Fair value	Amortized cost	Fair value

Due within one year	$196,587	$196,856	$199,883	$199,933
Due between one and four years	199,373	202,190	301,494	300,662

	$395,960	$399,046	$501,377	$500,595